Income Taxes - Net Income Before Tax Split (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 136.4	$ 2,047.2	$ 80.1
United Kingdom
Income Tax Examination [Line Items]
Income/(loss) before income taxes	76.1	1,687.4	72.6
Bermuda
Income Tax Examination [Line Items]
Income/(loss) before income taxes	67.0	341.2	(0.3)
Republic of Ireland
Income Tax Examination [Line Items]
Income/(loss) before income taxes	(6.7)	18.6	3.9
Belgium
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 0.0	$ 0.0	$ 3.9